GOING CONCERN UNCERTAINTIES	12 Months Ended
Dec. 31, 2022
GOING CONCERN UNCERTAINTIES
GOING CONCERN UNCERTAINTIES

NOTE 2 — GOING CONCERN UNCERTAINTIES

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

The financial statements have been prepared on a going concern basis, which assumes the Company will continue its operations in the foreseeable future and that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations. As disclosed the financial statements, the Company incurred a net loss of US$1,688,903 for the fiscal year ended December 31, 2022. As of December 31, 2022, the Company’s current liabilities exceeded its current assets by US$1,577,013 and the Company’s accumulated loss by US$1,828,205. The continuation of the Company as a going concern through the next twelve months is dependent upon the continued financial support from its shareholders.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.